OTHER PAYABLES AND ACCRUALS (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Other payables to related parties (Note 17(c))		$ 1,756
Other payables to third parties	2,090
Accrued operating expenses	31	1,322
Other payables and accuruals	$ 2,121	$ 3,078